Financing for JD Health	9 Months Ended
Sep. 30, 2019
Financing For Subsidiary Group [Abstract]
Financing for JD Health
1 7 .	Financing for JD Health
In
May
2019, the
Group’s
healthcare
subsidiary,
 JD Health International
,
Inc. (“JD Health”)
entered into definitive agreements for the non-redeemable series A preferred share financing
(“JD Health Series A P
referred
Shares
”) with
a
group of third-party investors. The total amount of
financing

raised was
 US$931

m
illion
,
representing 13.5% of the ownership of JD Health on a fully diluted basis.
The Group determined that JD Health Series A P
referred
Shares should be classified as
non-controlling
interests upon
its
issuance since they were not redeemable by the holders. As of September 30, 2019, among
the
proceeds
received, RMB363,194 was recorded a
s
non-controlling
interests and RMB3,057,958 was recorded a
s
additional
paid-in
capital.